Recurring Fair Value Measurements (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques
Mar. 31, 2021 USD ($)
Assets:
Investments held in Trust Account-Money Market Mutual Funds	$ 86,251,323
Cash and Investments held in Trust Account-Treasury Bills	86,255,170
Total assets	172,506,493
Liabilities
Total liabilities	7,141,500
Public Warrants [Member]
Liabilities
Warrant Liability	4,398,750
Private Warrants [Member]
Liabilities
Warrant Liability	2,742,750
Level 1 [Member]
Assets:
Investments held in Trust Account-Money Market Mutual Funds	86,251,323
Cash and Investments held in Trust Account-Treasury Bills	86,255,170
Total assets	172,506,493
Liabilities
Total liabilities	4,398,750
Level 1 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability	4,398,750
Level 1 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability
Level 2 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability
Level 2 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability
Level 3 [Member]
Liabilities
Total liabilities	2,742,750
Level 3 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability
Level 3 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability	$ 2,742,750